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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31st, 2010

Check here if Amendment [ ]:       Amendment Number ______________

This Amendment (Check only one):   [ ] is a restatement

                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TD Bank N.A.

Address:  One Portland Square, P.O. Box 9540, Portland, Maine 04112-9540

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Form 13F File Number: 28-04365

     This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     Name:   Paul Butler
     Title:  Vice President
     Phone:  (802)-257-6557

     Signature, Place, and Date of Signing:

     Paul Butler             Brattleboro, Vermont          February 8, 2011
     [Signature]                [City, State]                  [Date]

     Report Type (Check only one):

     [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

     [x] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this manager:

     Form 13F File Number             Name
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     28-05929                         TDAM USA Inc.

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